Document and Entity Information	Jan. 24, 2022
Prospectus:
Document Type	497
Document Period End Date	Jan. 24, 2022
Entity Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 25, 2022
Document Effective Date	Jan. 25, 2022
Prospectus Date	Aug. 01, 2021
Pacific Funds ESG Core Bond | Class I
Prospectus:
Trading Symbol	PLEBX
Pacific Funds ESG Core Bond | Advisor Class
Prospectus:
Trading Symbol	PLEDX